FINANCIAL INSTRUMENTS (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Financial instruments
Balance at beginning of the period	$ 20,978,000
Balance at the end of the period	$ 21,963,000
Risk-free interest rate | Minimum
Financial instruments
Significant unobservable input	4.48	4.17
Risk-free interest rate | Maximum
Financial instruments
Significant unobservable input	4.35	5.47
Volatility | Minimum
Financial instruments
Significant unobservable input	120.5	86.6
Volatility | Maximum
Financial instruments
Significant unobservable input	133.6	99.5
Level 3 | At fair value | Financial liabilities at fair value through profit or loss | Warrants
Financial instruments
Balance at beginning of the period	$ 741,000	$ 2,623,000
Initial recognition of financial liability	9,860,000	7,083,000
Initial recognition of unrecognized day 1 loss	(952,000)
Fair value adjustments recognized in profit or loss	(7,108,000)	(8,071,000)
Balance at the end of the period	$ 2,541,000	$ 1,635,000